Share based payment reserve (Details Narrative)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 SGD ($) shares	Jun. 22, 2026 shares	May 19, 2026 shares	Apr. 20, 2026 shares	Mar. 19, 2026 shares	Feb. 19, 2026 shares	Jan. 20, 2026 shares	Dec. 19, 2025 shares	Nov. 19, 2025 shares	Oct. 21, 2025 shares	Sep. 19, 2025 shares	Aug. 19, 2025 shares	Jul. 21, 2025 shares	Jun. 30, 2025 shares	Jun. 19, 2025 shares	May 19, 2025 shares	Apr. 19, 2025 shares	Mar. 19, 2025 shares	Feb. 28, 2025 SGD ($)	Jun. 30, 2024 shares
Share Based Payment Reserve
Share based expense	$ 310,176	$ 400,000																		$ 25,000
Reserve of sharebased payments shares	262,760	262,760	2,828	29,763	34,467	32,321	28,979	25,562	26,914	16,703	11,775	10,546	10,190	8,344	24,368	7,290	8,152	4,284	4,642